Note 6 - Convertible Loans and Interest Payable (Details) (USD $)	Nov. 30, 2014	Nov. 30, 2013
Details
St. George Investments	$ 600,000	$ 275,800
JMJ Investments		76,896
Total Convertible notes	$ 600,000	$ 352,696